Segments and Geographic Areas (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Percentage of Revenue Earned by Geographical Area Based on Drilling Location

During the years ended December 31, 2016, 2015 and 2014, the percentage of revenues earned by geographic area, based on drilling location, is as follows:

	Years Ended December 31,
	2016	2015	2014
Gulf of Mexico	56.9%	38.1%	24.5%
Nigeria	43.1%	60.3%	60.2%
Brazil	—%	1.6%	15.3%